COMMITMENTS AND CONTINGENCIES - Lessee Quantitative Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 5,236	$ 4,173
Cash paid for amounts included in the measurement of lease liabilities
Cash paid for operating leases	5,941	3,537
Right-of-use assets obtained in exchange for lease obligations	$ 10,929	$ 5,639	$ 5,029
Weighted-average remaining lease term (in years) – operating leases	3 years 10 months 24 days	4 years 7 months 6 days
Weighted-average discount rate – operating leases	6.50%	6.40%